CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                    CLAYMORE S&P GLOBAL WATER INDEX ETF (CGW)
                  CLAYMORE/CLEAR GLOBAL TIMBER INDEX ETF (CUT)
               CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF (ENY)
    CLAYMORE/CLEAR GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF (EXB)
              CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF (HAO)
               CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF (ROB)
                CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF (TAO)


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUNDS:


Each Fund's Creation Unit size has been changed to 80,000 Shares. All references in each Fund's Prospectus to the Fund's Creation Unit size of 200,000 Shares are hereby replaced with 80,000 Shares.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


May 12, 2008


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                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

                    CLAYMORE S&P GLOBAL WATER INDEX ETF (CGW)
                  CLAYMORE/CLEAR GLOBAL TIMBER INDEX ETF (CUT)
               CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF (ENY)
    CLAYMORE/CLEAR GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF (EXB)
              CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF (HAO)
               CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF (ROB)
                CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF (TAO)


SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUNDS:


Each Fund's Creation Unit size has been changed to 80,000 Shares. All references in each Fund's Statement of Additional Information to the Fund's Creation Unit size of 200,000 Shares are hereby replaced with 80,000 Shares.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


May 12, 2008